Income Tax - Schedule of changes in deferred tax liabilities (Parenthetical) (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 ARS ($)
Deferred tax liabilities [line items]
Profits related to effect of rate change under the tax reform	$ 695,443